Notes Payable	12 Months Ended
Dec. 31, 2017
Notes Payable
16.	NOTES PAYABLE

In January 2016, Techfaith China, one of the Group’s subsidiaries, entered into agreements with Bank of Jiangsu to issue eight five-month to six-month interest free bank acceptances with the total amount of $15,437 (RMB 100 million) to an EMS provider. These bank acceptances were secured by the Group’s deposit of $7,719 held in the designated bank account and a land use right in Beijing with a carrying value of $7,474 as of December 31, 2015. The bank acceptances were also guaranteed by Mr. Defu Dong, the former Chairman of the Group. The notes payable have been paid as of December 31, 2016.

In June and July 2016, Techfaith China, one of the Group’s subsidiaries, entered into agreements with Bank of Jiangsu to issue five six-month interest free bank acceptances with the total amount of $14,403 (RMB 100 million) to an EMS provider. These bank acceptances were secured by the Group’s deposit of $7,202 held in the designated bank account and a land use right in Beijing with a carrying value of $6,820 as of December 31, 2016. The bank acceptances were also guaranteed by Mr. Defu Dong, the former Chairman of the Group. The notes payable of $8,642 (RMB 60 million) have been paid as of December 31, 2016. The remaining balance of notes payable is $5,761 (RMB 40 million) and the remaining balance of restricted cash is $2,881 as of December 31, 2016. The remaining notes payable of $5,761(RMB 40 million) have been paid in January 2017 and the pledges were released accordingly.